Stockholders’ equity	12 Months Ended
Dec. 31, 2023
Stockholders Equity
Stockholders’ equity

Note 19 - Stockholders’ equity

The accounting policies on treasury shares and capital compensation are presented in Notes 2c XVI, 2c XVII.

a) Capital

Capital is represented by 9,804,135,348 book-entry shares with no par value, of which 4,958,290,359 are common shares and 4,845,844,989 are preferred shares with no voting rights, but with tag-along rights in a public offering of shares, in a possible transfer of control, assuring them a price equal to 80% (eighty per cent) of the amount paid per voting share in the controlling block, and a dividend at least equal to that of the common shares.

The breakdown and change in shares of paid-in capital in the beginning and end of the period are shown below:

		12/31/2023
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2022	4,927,867,243	1,629,498,182	6,557,365,425	60,683
Residents abroad	12/31/2022	30,423,116	3,216,346,807	3,246,769,923	30,046
Shares of capital stock	12/31/2022	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2023	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2023	4,923,277,339	1,508,035,689	6,431,313,028	59,516
Residents abroad	12/31/2023	35,013,020	3,337,809,300	3,372,822,320	31,213
Treasury shares (1)	12/31/2022	-	3,268,688	3,268,688	(71)
Acquisition of treasury shares		-	26,000,000	26,000,000	(689)
Result from delivery of treasury shares		-	(28,832,017)	(28,832,017)	749
Treasury shares (1)	12/31/2023	-	436,671	436,671	(11)
Number of total shares at the end of the period (2)	12/31/2023	4,958,290,359	4,845,408,318	9,803,698,677
Number of total shares at the end of the period (2)	12/31/2022	4,958,290,359	4,842,576,301	9,800,866,660

		12/31/2022
		Number			Amount
		Common	Preferred	Total
Residents in Brazil	12/31/2021	4,929,997,183	1,771,808,645	6,701,805,828	62,020
Residents abroad	12/31/2021	28,293,176	3,074,036,344	3,102,329,520	28,709
Shares of capital stock	12/31/2021	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Shares of capital stock	12/31/2022	4,958,290,359	4,845,844,989	9,804,135,348	90,729
Residents in Brazil	12/31/2022	4,927,867,243	1,629,498,182	6,557,365,425	60,683
Residents abroad	12/31/2022	30,423,116	3,216,346,807	3,246,769,923	30,046
Treasury shares (1)	12/31/2021	-	24,244,725	24,244,725	(528)
Result from delivery of treasury shares		-	(20,976,037)	(20,976,037)	457
Treasury shares (1)	12/31/2022	-	3,268,688	3,268,688	(71)
Number of total shares at the end of the period (2)	12/31/2022	4,958,290,359	4,842,576,301	9,800,866,660
Number of total shares at the end of the period (2)	12/31/2021	4,958,290,359	4,821,600,264	9,779,890,623
1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury, for subsequent cancellation or replacement in the market.
2)	Shares representing total capital stock net of treasury shares.

We detail below the cost of shares purchased in the period, as well the average cost of treasury shares and their market price:

Cost / market value	12/31/2023		12/31/2022
	Common	Preferred	Common	Preferred
Minimum	-	25.52	-	-
Weighted average	-	26.49	-	-
Maximum	-	27.13	-	-
Treasury shares
Average cost	-	25.98	-	21.76
Market value on the last day of the base date	28.84	33.97	21.89	25.00

b) Dividends

Shareholders are entitled to a mandatory minimum dividend in each fiscal year, corresponding to 25% of adjusted net income, as set forth in the Bylaws. Common and preferred shares participate equally in income distributed, after common shares have received dividends equal to the minimum annual priority dividend payable to preferred shares (R$ 0.022 non-cumulative per share).

ITAÚ UNIBANCO HOLDING monthly advances the mandatory minimum dividend, using the share position of the last day of the previous month as the calculation basis, and the payment made on the first business day of the subsequent month in the amount of R$ 0.015 per share.

I - Calculation of dividends and interest on capital

	12/31/2023	12/31/2022	12/31/2021
Statutory net income	33,389	29,695	26,236
Adjustments:
(-) Legal reserve - 5%	(1,669)	(1,485)	(1,312)
Dividend calculation basis	31,720	28,210	24,924
Minimum mandatory dividend - 25%	7,930	7,053	6,231
Dividends and interest on capital paid / accrued	21,468	8,368	6,231

II - Stockholders' compensation

		12/31/2023
		Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid			7,079	(1,061)	6,018
Interest on capital - 11 monthly installments paid from February to December 2023		0.0150	1,902	(285)	1,617
Interest on capital - paid on 08/25/2023		0.2227	2,567	(385)	2,182
Interest on capital - paid on 08/25/2023		0.2264	2,610	(391)	2,219
Accrued (Recorded in Other liabilities - Social and statutory)			5,236	(786)	4,450
Interest on capital - 1 monthly installment paid on 01/02/2024		0.0150	173	(26)	147
Interest on capital - credited on 09/06/2023 to be paid until 04/30/2024		0.2289	2,639	(396)	2,243
Interest on capital - credited on 11/24/2023 to be paid until 04/30/2024		0.2102	2,424	(364)	2,060
Identified in Revenue Reserves in Stockholders' Equity			11,000	-	11,000
Dividends		1.1251	11,000	-	11,000
Total -	01/01 to 12/31/2023		23,315	(1,847)	21,468

		12/31/2022
		Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid			4,906	(735)	4,171
lnterest on capital - 11 monthly installments paid from February to December 2022		0.0150	1,902	(285)	1,617
lnterest on capital - paid on 08/30/2022		0.2605	3,004	(450)	2,554
Accrued (Recorded in Other liabilities - Social and statutory)			4,938	(741)	4,197
Interest on capital - 1 monthly installment paid on 01/02/2023		0.0150	173	(26)	147
Interest on capital - credited on 12/08/2022 to be paid on 04/28/2023		0.4133	4,765	(715)	4,050
Total -	01/01 to 12/31/2022		9,844	(1,476)	8,368

		12/31/2021
		Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid			4,179	(407)	3,772
Dividends - 10 monthly installments paid from February to November 2021		0.0150	1,466	-	1,466
Interest on capital - 1 monthly installment paid on December 2021		0.0150	173	(26)	147
Interest on capital - paid on 08/26/2021		0.2207	2,540	(381)	2,159
Accrued (Recorded in Other liabilities - Social and statutory)			2,894	(435)	2,459
Interes on capital - 1 monthly installment paid on 01/03/2022		0.0150	173	(26)	147
Interest on capital - credited on 11/26/2021 to be paid until 04/29/2022		0.2249	2,587	(388)	2,199
Interest on capital		0.0116	134	(21)	113
Total -	01/01 to 12/31/2021		7,073	(842)	6,231

c) Capital reserves and revenue reserves

	12/31/2023	12/31/2022
Capital reserves	2,620	2,480
Premium on subscription of shares	284	284
Share-based payment	2,332	2,192
Reserves from tax incentives, restatement of equity securities and other	4	4
Revenue reserves (1)	104,465	86,209
Legal (2)	16,740	15,071
Statutory (3)	76,725	71,138
Special revenue (4)	11,000	-
Total reserves at parent company	107,085	88,689
1)	Possible surplus of Revenue reserves in relation to the Capital will be distributed or capitalized as required by the following Annual General Stockholders' Meeting/Extraordinary General Stockholders' Meeting.
2)	Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
3)	Its main purpose is to ensure the yield flow to shareholders.
4)	Refers to Dividends declared after 12/31/2023.

Statutory reserves include R$ (263), which refers to net income remaining after the distribution of dividends and appropriations to statutory reserves in the statutory accounts of ITAÚ UNIBANCO HOLDING.

d) Non-controlling interests

	Stockholders’ equity		Income
	12/31/2023	12/31/2022	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Banco Itaú Chile	6,690	6,926	598	887	1,310
Itaú Colombia S.A.	19	14	-	3	38
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	853	769	147	123	131
Luizacred S.A. Soc. Cred. Financiamento Investimento	328	377	(49)	(50)	76
Other	983	1,304	76	72	69
Total	8,873	9,390	772	1,035	1,624